ORGANIZATION (TABLES)	12 Months Ended
Dec. 31, 2014
Organization Tables [Abstract]
Schedule Of Deferred Cost Of Reinsurance [Table Text Block]
Calculation of deferred cost of reinsurance
October 1, 2013
(In Millions)

Transferred or Ceded Assets (Net of Ceding Commission):
Fixed Maturities	$1,102
Cash	74
Policy loans	132
Total assets transferred or ceded (Net of Ceding Commission)	$1,308

Transferred Liabilities:
Future policyholder benefits and other policyholders liabilities	$1,334
Amounts due to reinsurer	40
Total liabilities transferred	$1,374

Accelerated Amortization of Assets and Liabilities As Part of the Reinsurance Agreement:
Value of business acquired	$117
Deferred policy acquisition costs	71
Initial Fee Liability	(27)
Net accelerated amortization of assets and liabilities	$161

Deferred Cost of Reinsurance	$95